UNSECURED CONVERTIBLE NOTES (Details Narrative) - USD ($) $ in Thousands	1 Months Ended					3 Months Ended			12 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Proceeds from issuance of convertible notes, net									$ 6,048	$ 4,050
Fair value of convertible notes	$ 4,230					$ 4,230			4,230	4,050
Convertible Debt [Member]
Short-Term Debt [Line Items]
Outstanding principal and accrued interest converted										36,000
Two Thousand Twenty Four Convertible Debt [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Outstanding principal and accrued interest converted										4,500
Long termdebt										$ 4,100
Original issue discount, percentage										10.00%
Interest payable current										$ 14
Paid-in-kind interest								$ 14
Convertible debt, shares converted					2,538,939
Gain (loss) on change in fair value									626
Two Thousand Twenty Four Convertible Debt [Member] | Maximum [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Outstanding principal and accrued interest converted										$ 36,000
Second Tranche Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Outstanding principal and accrued interest converted					$ 1,500		$ 1,500
Original issue discount, percentage					10.00%		10.00%
Convertible debt, shares converted			344,242	988,240
Gain (loss) on change in fair value			$ 12	$ 6			$ 124		142
Proceeds from issuance of convertible notes, net					$ 1,400
Fair value of convertible notes					$ 1,400		$ 1,400
Outstanding principal and accrued interest converted			$ 400	1,100
Third Tranche Note [Member]
Short-Term Debt [Line Items]
Fair value of convertible notes	3,148					3,148			3,148
Third Tranche Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Outstanding principal and accrued interest converted				$ 3,000
Original issue discount, percentage				10.00%
Gain (loss) on change in fair value									449
Proceeds from issuance of convertible notes, net				$ 2,700
Fair value of convertible notes				$ 2,900
Fourth Tranche Note [Member]
Short-Term Debt [Line Items]
Fair value of convertible notes	$ 1,082					1,082			1,082
Fourth Tranche Note [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Outstanding principal and accrued interest converted		$ 2,200
Original issue discount, percentage		10.00%
Convertible debt, shares converted	1,604,091
Gain (loss) on change in fair value	$ 10					$ 200			$ 272
Proceeds from issuance of convertible notes, net		$ 2,000
Fair value of convertible notes		$ 2,200
Outstanding principal and accrued interest converted	$ 1,200